Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit receivable at beginning of period	€ 1,927
Research tax credit receivable at end of period	3,154
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
2021 research tax credit – Nanobiotix S.A.	€ 1,227